Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases
26.	Leases

(a)	Amounts recognized in the statements of financial position
The following amounts relating to leases are shown in the
statement of financial position:

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Right-of-use assets	306,599	265,523

Lease liabilities	302,867	259,764

(b)	Amounts recognized in the consolidated statements of comprehensive income
The following amounts relating to leases are shown in the consolidated statements of comprehensive income:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets	427,358	283,645	209,151
Interest expense (included in finance costs)	27,934	15,800	12,194
Expense relating to short-term leases (i)	47,873	59,897	58,568
Expense relating to leases of low-value assets (i)	14,527	5,770	5,877

(i)
Expense relating to short-term leases and leases of
low-value
assets included expenses change in operation and servicing expenses, general and administrative expenses, technology and analytics expenses, and sales and marketing expenses.

(ii)	The total cash outflows for leases for the years ended December 31, 2023, 2024 and 2025 were RMB549 million, RMB355 million and RMB292 million, respectively.

(c)	Movements of right-of-use assets

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Opening net book amount	767,701	419,590	306,599
Acquisition of subsidiaries	—	8,612	—
Additions	273,778	217,279	196,102
Early termination	(194,531)	(55,237)	(28,027)
Depreciation charge	(427,358)	(283,645)	(209,151)

Closing net book amount	419,590	306,599	265,523

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Cost	726,178	528,145
Accumulated depreciation	(419,579)	(262,622)

Net book amount	306,599	265,523